Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001628369
Registrant Name	CUSHMAN & WAKEFIELD LTD.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES